Hedging Financial Instruments	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Hedging Financial Instruments
11.	HEDGING FINANCIAL INSTRUMENTS

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets- current
Fair value hedges
Interest rate futures contracts	$22.4	$0.1
Cash flow hedges
Forward exchange contracts	3.5	—

	$25.9	$0.1

Financial liabilities- current
Fair value hedges
Interest rate futures contracts	$—	$1.2
Cash flow hedges
Forward exchange contracts	1.8	—

	$1.8	$1.2

Fair value hedge
The Company entered into interest rate futures contracts, which are used to partially hedge against the fair value changes caused by interest rate fluctuation in the Company’s fixed income investments. The hedge ratio is adjusted in response to the changes in the financial market and capped at 100%.
On the basis of economic relationships, the Company expects that the value of the interest rate futures contracts and the value of the hedged financial assets will change in opposite directions in response to movements in interest rates.
The main source of hedge ineffectiveness in these hedging relationships is the credit risk of the hedged financial assets, which is not reflected in the fair value of the interest rate futures contracts. No other sources of ineffectiveness emerged from these hedging relationships during the hedging period. Amount of hedge ineffectiveness recognized in profit or loss is classified under other gains and losses.
The following tables summarize the information relating to the hedges of interest rate risk.

December 31, 2019

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity
Interest rate futures contracts - US Treasury bonds	US$122.2	March 2020

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets at FVTOCI	$ 7,364.7	$ (22.4)
December 31, 2020

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity
Interest rate futures contracts - US Treasury bonds	US$88.7	March 2021

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets at FVTOCI	$ 6,198.7	$ 1.1
The effect for the years ended December 31, 2018, 2019 and 2020 is d
e
tailed below:

Hedging Instruments/Hedged Items	Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Hedging Instruments
Interest rate futures contracts - US Treasury bonds	$11.5	$(164.7)	$(353.6)
Hedged Items
Financial assets at FVTOCI	(13.8)	177.8	353.6

	$(2.3)	$13.1	$—

Cash flow hedge
The Company entered into forward exchange contracts and foreign currency deposits to partially hedge foreign exchange rate risks associated with certain highly probable forecast transactions (capital expenditures). The hedge ratio is adjusted in response to the changes in the financial market and capped at 100%. The forward exchange contracts have maturities of 12 months or less.

On the basis of economic relationships, the Company expects that the value of forward exchange contracts and foreign currency deposits and the value of hedged transactions will change in opposite directions in response to movements in foreign exchange rates.
The main source of hedge ineffectiveness in these hedging relationships is driven by the effect of the counterparty’s own credit risk on the fair value of forward exchange contracts. No other sources of ineffectiveness emerged from these hedging relationships. For the years ended December 31, 2018, 2019 and 2020, refer to Note 23(d) for gain or loss arising from changes in the fair value of hedging instruments and the amount transferred to initial carrying amount of hedged items.
The following tables summarize the information relating to the hedges for foreign currency risk.

December 31, 2019

Hedging Instruments	Contract Amount (In Millions)		Maturity	Balance in Other Equity (Continuing Hedges) NT$ (In Millions)
Forward exchange contracts	Sell NT$	1,342.4	January 2020	$(3.8)
The effect for the years ended December 31, 2018, 2019 an
d
 2020 is detailed below:

Hedging Instruments/Hedged Items	Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Hedging Instruments
Forward exchange contracts	$34.6	$(109.6)	$24.1
Foreign currency deposits	6.4	—	—

	$41.0	$(109.6)	$24.1

Hedged Items
Forecast transaction (capital expenditures)	$(41.0)	$109.6	$(24.1)